Related Party Transactions (Details) - Schedule of Transactions Occurred with Related Parties - AUD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule Of Transactions Occurred With Related Parties Abstract
Interest expense on loans from directors (as part of shareholder loan issue)	[1]	$ 459,340	$ 131,684
Interest paid to commonly controlled entity	[1]	764	764
Management and consulting services	[2]	9,125	171,530
Gain on modification of loans			$ (73,007)

[1]	The interest is accrued and not paid
[2]	During the year the Company received Management and Legal services from Asiana Trading Corporation, an entity associated with Jeff Olyniec (until December 2021), a director of the Company.